Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

	Customer Relationships	Brand Name	Software	Non- compete Agreements	Favourable Lease Agreements	Total

As at January 1, 2024

Cost	$439,201	$23,223	$19,823	$24,722	$6,305	$513,274

Accumulated amortization	(130,843)	(5,461)	(10,189)	(20,637)	(3,363)	(170,493)

Net book value	$308,358	$17,762	$9,634	$4,085	$2,942	$342,781

For the year ended December 31, 2024

Acquired through business combinations	19,975	—	7	980	—	20,962

Additions	—	—	4,029	—	—	4,029

Amortization	(22,022)	—	(2,137)	(1,730)	(420)	(26,309)

Foreign exchange	(3,016)	(855)	(647)	(2)	—	(4,520)

Net book value	$303,295	$16,907	$10,886	$3,333	$2,522	$336,943

As at December 31, 2024

Cost	$454,581	$22,368	$22,803	$25,195	$6,305	$531,252

Accumulated amortization	(151,286)	(5,461)	(11,917)	(21,862)	(3,783)	(194,309)

Net book value	$303,295	$16,907	$10,886	$3,333	$2,522	$336,943

For the year ended December 31, 2025

Acquired through business combinations	34,145	280	143	2,158	—	36,726

Additions	—	—	8,158	—	—	8,158

Amortization	(22,788)	—	(3,266)	(1,546)	(420)	(28,020)

Foreign exchange	1,675	484	372	9	—	2,540

Net book value	$316,327	$17,671	$16,293	$3,954	$2,102	$ 356,347

As at December 31, 2025

Cost	$491,402	$23,132	$31,739	$27,649	$6,305	$580,227

Accumulated amortization	(175,075)	(5,461)	(15,446)	(23,695)	(4,203)	(223,880)

Net book value	$316,327	$17,671	$16,293	$3,954	$2,102	$356,347